Organization (Details) - Schedule of Financial Information Of HHE Classified As Discontinued Operations - Other entities [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	$ 1,117
Inventories, net	973
Prepaid expenses and other current assets, net	31
Current assets held for sale	2,121
Property and equipment, net	45
Intangible assets, net	3,949
Goodwill	12,208
Contract assets
Non-current assets held for sale	16,202
Total assets of HHE classified as held for sale	18,323
Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,755
Accrued expenses and other payables	218
Contract liabilities - current	6,567
Amount due to related parties
Short-term borrowings	851
Current liabilities held for sale	9,391
Long-term borrowings	472
Deferred tax liabilities	1,143
Non-current liabilities held for sale	1,615
Total liabilities of HHE classified as held for sale	$ 11,006